Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
NET REVENUE	$ 22,125,320	$ 7,682,583	$ 1,076,827
COST OF REVENUE	17,967,593	5,778,167	848,777
GROSS PROFIT	4,157,727	1,904,416	228,050
OPERATING EXPENSES
Sales and Marketing Expenses	3,994,966	1,882,714	324,905
General and Administrative Expenses	1,872,107	1,440,114	680,823
Research and Development Expenses	527,974	340,534	205,609
Total operating expenses	6,395,047	3,663,362	1,211,337
LOSS FROM OPERATIONS	(2,237,320)	(1,758,946)	(983,287)
Other Income, net	19,258	3,904	3,189
LOSS BEFORE INCOME TAX	(2,218,062)	(1,755,042)	(980,098)
Provision for Income Taxes
NET LOSS	(2,218,062)	(1,755,042)	(980,098)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign Currency Translation Adjustment	(205,785)	26,867	29,183
TOTAL COMPREHENSIVE LOSS	$ (2,423,847)	$ (1,728,175)	$ (950,915)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.12)	$ (0.11)	$ (0.06)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC AND DILUTED	20,191,781	15,630,268	15,000,150